UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2014

                                                                      (Form N-Q)

48701-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
March 31, 2014 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.6%)

              COMMON STOCKS (45.8%)

              CONSUMER DISCRETIONARY (7.6%)
              -----------------------------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.7%)
     20,000   Burberry Group plc ADR                                         $    931
     80,000   Cie Financiere Richemont S.A. ADR                                   758
     24,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                           880
     27,000   Swatch Group AG ADR                                                 845
                                                                             --------
                                                                                3,414
                                                                             --------
              AUTO PARTS & EQUIPMENT (0.5%)
     10,900   Lear Corp.                                                          913
                                                                             --------
              AUTOMOBILE MANUFACTURERS (1.1%)
     29,000   BMW AG ADR                                                        1,218
     11,000   Daimler AG ADR                                                    1,045
                                                                             --------
                                                                                2,263
                                                                             --------
              CASINOS & GAMING (0.6%)
     42,000   MGM Resorts International*                                        1,086
                                                                             --------
              DEPARTMENT STORES (0.8%)
     35,000   Kering ADR                                                          717
     14,500   Kohl's Corp.                                                        824
                                                                             --------
                                                                                1,541
                                                                             --------
              HOTELS, RESORTS & CRUISE LINES (1.0%)
     53,700   Carnival Corp.                                                    2,033
                                                                             --------
              HOUSEHOLD APPLIANCES (0.3%)
     14,000   iRobot Corp.*                                                       575
                                                                             --------
              RESTAURANTS (0.7%)
     19,000   Yum! Brands, Inc.                                                 1,432
                                                                             --------
              SPECIALIZED CONSUMER SERVICES (0.9%)
     25,000   Outerwall, Inc.*                                                  1,812
                                                                             --------
              Total Consumer Discretionary                                     15,069
                                                                             --------
              CONSUMER STAPLES (3.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      2,000   Archer-Daniels-Midland Co.                                           87
                                                                             --------
              BREWERS (0.1%)
      4,100   Molson Coors Brewing Co. "B"                                        241
                                                                             --------
              DISTILLERS & VINTNERS (0.0%)
      1,000   Constellation Brands, Inc. "A"*                                      85
                                                                             --------
              DRUG RETAIL (0.4%)
      7,500   CVS Caremark Corp.                                                  561

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
      3,000   Walgreen Co.                                                   $    198
                                                                             --------
                                                                                  759
                                                                             --------
              FOOD RETAIL (0.5%)
     21,900   Kroger Co.                                                          956
                                                                             --------
              HOUSEHOLD PRODUCTS (0.4%)
      3,300   Kimberly-Clark Corp.                                                364
      6,400   Procter & Gamble Co.                                                516
                                                                             --------
                                                                                  880
                                                                             --------
              HYPERMARKETS & SUPER CENTERS (0.4%)
     11,000   Wal-Mart Stores, Inc.                                               841
                                                                             --------
              PACKAGED FOODS & MEAT (0.3%)
      3,000   ConAgra Foods, Inc.                                                  93
      3,400   Kellogg Co.                                                         213
      2,600   Kraft Foods Group, Inc.                                             146
      5,800   Mondelez International, Inc. "A"                                    201
                                                                             --------
                                                                                  653
                                                                             --------
              SOFT DRINKS (0.5%)
      5,800   Coca-Cola Co.                                                       224
      4,000   Coca-Cola Enterprises, Inc.                                         191
      3,500   Dr. Pepper Snapple Group, Inc.                                      191
      4,000   PepsiCo, Inc.                                                       334
                                                                             --------
                                                                                  940
                                                                             --------
              TOBACCO (0.4%)
     14,900   Altria Group, Inc.                                                  558
      1,400   Philip Morris International, Inc.                                   114
      2,000   Reynolds American, Inc.                                             107
                                                                             --------
                                                                                  779
                                                                             --------
              Total Consumer Staples                                            6,221
                                                                             --------

              ENERGY (4.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.4%)
     50,000   Peabody Energy Corp.                                                817
                                                                             --------
              INTEGRATED OIL & GAS (0.5%)
      8,800   Occidental Petroleum Corp.                                          839
                                                                             --------
              OIL & GAS EXPLORATION & PRODUCTION (2.0%)
     40,000   Encana Corp.                                                        855
      3,000   EOG Resources, Inc.                                                 588
      5,000   EQT Corp.                                                           485
     24,200   Marathon Oil Corp.                                                  860
     12,000   Southwestern Energy Co.*                                            552
     25,000   Ultra Petroleum Corp.*                                              672
                                                                             --------
                                                                                4,012
                                                                             --------
              OIL & GAS STORAGE & TRANSPORTATION (1.1%)
     40,000   Cheniere Energy, Inc.*                                            2,214
                                                                             --------
              Total Energy                                                      7,882
                                                                             --------
              FINANCIALS (8.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
     70,000   Apollo Investment Corp.                                             582
                                                                             --------
              CONSUMER FINANCE (0.5%)
     12,300   Capital One Financial Corp.                                         949
                                                                             --------
              DIVERSIFIED BANKS (0.3%)
     10,800   HSBC Holdings plc ADR                                               549
                                                                             --------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.5%)
     20,700   American International Group, Inc.                             $  1,035
                                                                             --------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      8,800   ACE Ltd.                                                            872
                                                                             --------
              REITs - MORTGAGE (5.2%)
     65,000   American Capital Agency Corp.                                     1,397
    200,000   Annaly Capital Management, Inc.                                   2,194
     30,000   Hatteras Financial Corp.                                            565
    400,000   MFA Financial, Inc.                                               3,100
    300,000   Two Harbors Investment Corp.                                      3,075
                                                                             --------
                                                                               10,331
                                                                             --------
              REITs - OFFICE (0.5%)
     20,000   Digital Realty Trust, Inc.                                        1,062
                                                                             --------
              REITs - RESIDENTIAL (0.5%)
     24,500   American Campus Communities, Inc.                                   915
                                                                             --------
              SPECIALIZED FINANCE (0.5%)
      5,500   IntercontinentalExchange Group, Inc.                              1,088
                                                                             --------
              Total Financials                                                 17,383
                                                                             --------
              HEALTH CARE (2.4%)
              ------------------
              BIOTECHNOLOGY (1.6%)
      7,200   Amgen, Inc.                                                         888
     32,100   Gilead Sciences, Inc.*                                            2,275
                                                                             --------
                                                                                3,163
                                                                             --------
              HEALTH CARE FACILITIES (0.4%)
     16,400   HCA Holdings, Inc.*                                                 861
                                                                             --------
              PHARMACEUTICALS (0.4%)
     16,100   Bristol-Myers Squibb Co.                                            836
                                                                             --------
              Total Health Care                                                 4,860
                                                                             --------
              INDUSTRIALS (2.7%)
              ------------------
              AIRLINES (1.2%)
     50,000   United Continental Holdings, Inc.*                                2,232
                                                                             --------
              BUILDING PRODUCTS (0.4%)
     19,900   Fortune Brands Home & Security, Inc.                                837
                                                                             --------
              RAILROADS (1.1%)
     14,700   Canadian Pacific Railway Ltd.                                     2,211
                                                                             --------
              Total Industrials                                                 5,280
                                                                             --------
              INFORMATION TECHNOLOGY (9.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
     21,000   Citrix Systems, Inc.*                                             1,206
                                                                             --------
              COMMUNICATIONS EQUIPMENT (0.7%)
     60,000   Cisco Systems, Inc.                                               1,345
                                                                             --------
              COMPUTER HARDWARE (2.7%)
      2,500   Apple, Inc.                                                       1,342
     66,000   Hewlett-Packard Co.                                               2,135
     52,800   NCR Corp.*                                                        1,930
                                                                             --------
                                                                                5,407
                                                                             --------
              COMPUTER STORAGE & PERIPHERALS (1.5%)
     24,200   SanDisk Corp.                                                     1,965

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
     17,200   Seagate Technology plc                                         $    966
                                                                             --------
                                                                                2,931
                                                                             --------
              INTERNET SOFTWARE & SERVICES (1.3%)
     14,400   Facebook, Inc. "A"*                                                 867
      1,500   Google, Inc. "A"*                                                 1,672
                                                                             --------
                                                                                2,539
                                                                             --------
              SEMICONDUCTOR EQUIPMENT (0.5%)
     48,000   Applied Materials, Inc.                                             980
                                                                             --------
              SEMICONDUCTORS (1.3%)
     44,750   NXP Semiconductors N.V.*                                          2,632
                                                                             --------
              SYSTEMS SOFTWARE (0.6%)
     30,000   Microsoft Corp.                                                   1,230
                                                                             --------
              Total Information Technology                                     18,270
                                                                             --------
              MATERIALS (6.8%)
              ----------------
              COMMODITY CHEMICALS (0.5%)
     11,500   LyondellBasell Industries N.V. "A"                                1,023
                                                                             --------
              DIVERSIFIED METALS & MINING (1.1%)
     10,700   Antofagasta plc ADR                                                 298
    119,000   Capstone Mining Corp.*                                              314
      4,600   Jiangxi Copper Co. ADR                                              312
     16,200   Rio Tinto plc ADR                                                   905
     11,000   Southern Copper Corp.                                               320
                                                                             --------
                                                                                2,149
                                                                             --------
              PAPER PRODUCTS (0.4%)
     18,900   International Paper Co.                                             867
                                                                             --------
              PRECIOUS METALS & MINERALS (4.8%)
     17,500   Agnico-Eagle Mines Ltd.                                             529
     15,000   Allied Nevada Gold Corp.*                                            65
     56,000   AngloGold Ashanti Ltd. ADR*                                         956
    100,000   B2Gold Corp.*                                                       271
     20,000   Barrick Gold Corp.                                                  357
     56,000   Compania de Minas Buenaventura S.A. ADR                             704
     50,000   Dundee Precious Metals, Inc.*                                       180
     85,000   Eldorado Gold Corp.                                                 474
     25,000   Goldcorp, Inc.                                                      612
     80,000   Harmony Gold Mining Co. Ltd. ADR*                                   244
     90,000   IAMGOLD Corp.                                                       317
    105,000   Kinross Gold Corp.                                                  435
     20,000   Newmont Mining Corp.                                                469
     67,000   Osisko Mining Corp.*                                                417
     26,000   Pan American Silver Corp.                                           335
     10,000   Randgold Resources Ltd. ADR                                         750
     12,000   Royal Gold, Inc.                                                    751
     24,000   Silver Wheaton Corp.                                                545
     28,000   Tahoe Resources, Inc.*                                              592
     50,000   Yamana Gold, Inc.                                                   439
                                                                             --------
                                                                                9,442
                                                                             --------
              Total Materials                                                  13,481
                                                                             --------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     16,700   Verizon Communications, Inc.                                        794
                                                                             --------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     27,000   T-Mobile USA, Inc.                                                  892
                                                                             --------
              Total Telecommunication Services                                  1,686
                                                                             --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              UTILITIES (0.5%)
              ----------------
              MULTI-UTILITIES (0.5%)
     13,300   Dominion Resources, Inc.                                       $    944
                                                                             --------
              Total Common Stocks (cost: $82,985)                              91,076
                                                                             --------
              EXCHANGE-TRADED FUNDS (38.7%)
     70,000   EGShares Emerging Markets Consumer ETF                            1,857
     11,420   iShares Core MSCI EAFE ETF                                          697
    171,000   iShares Core MSCI Emerging Markets ETF                            8,393
    100,000   iShares Global Consumer Staples ETF                               8,638
     15,000   iShares Global Industrials ETF                                    1,068
    400,000   iShares Gold Trust*(b)                                            4,976
    122,000   iShares MSCI EAFE ETF                                             8,195
    175,000   iShares MSCI Germany ETF                                          5,486
     25,000   iShares MSCI Indonesia ETF                                          691
     28,000   iShares MSCI Philippines ETF                                        955
     51,039   iShares MSCI South Korea Capped ETF                               3,139
     55,000   iShares MSCI Turkey ETF                                           2,677
    100,400   iShares MSCI United Kingdom ETF                                   2,067
    125,000   iShares U.S. Preferred Stock ETF(b)                               4,879
     10,000   Materials Select Sector SPDR Fund                                   473
     20,000   PowerShares FTSE RAFI US 1500 Small-Mid Portfolio                 1,985
     42,000   SPDR Dow Jones International Real Estate ETF                      1,729
     40,000   SPDR Gold Shares*                                                 4,944
     50,000   SPDR S&P Emerging Markets SmallCap ETF                            2,373
     48,000   Vanguard FTSE Developed Markets ETF                               1,981
     11,000   Vanguard S&P 500 ETF                                              1,885
     10,000   Vanguard Value ETF                                                  781
     90,000   WisdomTree Emerging Markets SmallCap Dividend Fund                4,191
    150,000   WisdomTree India Earnings Fund                                    2,844
                                                                             --------
              Total Exchange-Traded Funds (cost: $77,371)                      76,904
                                                                             --------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (12.1%)
     30,000   iShares 20+ Year Treasury Bond ETF                                3,273
    112,000   iShares 7-10 Year Treasury Bond ETF(b)                           11,394
     83,600   iShares TIPS Bond ETF                                             9,371
                                                                             --------
              Total Fixed-Income Exchange-Traded Funds (cost: $24,804)         24,038
                                                                             --------
              Total Equity Securities (cost: $185,160)                        192,018
                                                                             --------
              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS (1.2%)
  2,299,122   State Street Institutional Liquid Reserve Fund,
                 0.08% (a)(cost: $2,299)                                        2,299
                                                                             --------

              TOTAL INVESTMENTS (COST: $187,459)                             $194,317
                                                                             ========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------
              PURCHASED OPTIONS (2.4%)
        400   Call - iShares 20+ Year Treasury Bond Fund expiring
                 January 17, 2015 at 115                                           61
        500   Call - iShares MSCI South Korea ETF expiring
                 January 17, 2015 at 75                                            32
        100   Call - Market Vectors Gold Miners ETF expiring
                 January 17, 2015 at 30                                            10
        100   Call - SPDR Gold Shares expiring January 17, 2015 at 140             25

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5  | USAA Total Return Strategy Fund

================================================================================

NUMBER                                                                         MARKET
OF                                                                              VALUE
CONTRACTS     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
        400   Call - SPDR Gold Shares expiring January 17, 2015 at 145       $     74
        400   Call - SPDR Gold Shares expiring March 20, 2015 at 145               96
      1,200   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 63       202
      3,500   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 66       934
      6,650   Put - iShares MSCI Emerging Markets ETF expiring
                 September 20, 2014 at 38.5                                     1,034
        445   Put - S&P 500 Index expiring September 20, 2014 at 1800           2,283
                                                                             --------

              TOTAL PURCHASED OPTIONS (COST: $6,030)                         $  4,751
                                                                             ========
              WRITTEN OPTIONS (0.0%)
     (4,000)  Put - iShares MSCI Emerging Markets ETF expiring
                 June 21, 2014 at 34                                              (78)
                                                                             --------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $329)                $    (78)
                                                                             ========

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                  EXPIRATION     CONTRACT   (DEPRECIATION)
LONG/(SHORT)                                         DATE       VALUE (000)      (000)
------------------------------------------------------------------------------------------
              FUTURES (2.9%)
        (15)  CAC 40 Index                         06/20/2014        (888)             (16)
        (20)  Euro-OAT (French Government Bond)    06/06/2014      (3,755)             (36)
        (10)  Russell 2000 Index Mini              06/20/2014      (1,170)              30
                                                                ---------     ------------

              TOTAL FUTURES                                     $  (5,813)    $        (22)
                                                                =========     ============

($ IN 000s)                                      VALUATION HIERARCHY
                                                 -------------------

                                        (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES      OTHER       SIGNIFICANT
                                        IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                                         MARKETS      OBSERVABLE       INPUTS
                                      FOR IDENTICAL     INPUTS
ASSETS                                    ASSETS                                           TOTAL
------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $      91,076   $        --   $         --   $      91,076
  Exchange-Traded Funds                      76,904            --             --          76,904
  Fixed-Income Exchange-Traded Funds         24,038            --             --          24,038
Money Market Instruments:
  Money Market Funds                          2,299            --             --           2,299
Purchased Options                             4,751            --             --           4,751
Futures(1)                                       30            --             --              30
------------------------------------------------------------------------------------------------
Total                                 $     199,098   $        --   $         --   $     199,098
------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------
Written Options                       $         (78)  $        --   $         --   $         (78)
Futures(1)                                      (52)           --             --             (52)
------------------------------------------------------------------------------------------------
Total                                 $        (130)  $        --   $         --   $        (130)
------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2014 did not include master netting provisions.

FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $13,494,000 and $7,915,000, respectively, resulting in net unrealized appreciation of $5,579,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $198,741,000 at March 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.3% of net assets at March 31, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAC 40    Cotation Assistee en Continu 40 is a French stock market index benchmark.
OAT       Obligations Assimilables du Tresor
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2014.
(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2014.
*     Non-income-producing security.

================================================================================

11  | USAA Total Return Strategy Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/27/2014
         ------------------------------